Income taxes, Movement on Net Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Disclosure [Abstract]
Net deferred tax liability	$ 0	$ (5,456)	$ 0
Non-capital Losses [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	3,739	15,764
Capital Lease Obligation [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	5,471	157
Capital Losses [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	0	60
Capital Loan [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	0	(49)
Property Plant and Equipment [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(3,794)	(4,557)
Digital Assets [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	0	(16,667)
Intangible Assets and Goodwill [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(144)	0
Deferred Financing Costs [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(36)	0
Right-of-Use Assets [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	$ (5,236)	$ (164)